Inventories, Net - Summary of Inventories Net Explanatory (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	$ 485.7	$ 308.7
Work in progress	168.1	103.6
Finished goods	68.9	67.7
Inventories	$ 722.7	$ 480.0